Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total income	£ 21,940	£ 21,766	£ 21,632
United Kingdom
Disclosure of operating segments [line items]
Total income	11,256	11,211	11,809
Europe
Disclosure of operating segments [line items]
Total income	2,372	2,059	1,754
Americas
Disclosure of operating segments [line items]
Total income	7,199	7,425	7,064
Africa and Middle East
Disclosure of operating segments [line items]
Total income	45	36	59
Asia
Disclosure of operating segments [line items]
Total income	1,068	1,035	946
United States
Disclosure of operating segments [line items]
Total income	£ 7,048	£ 7,318	£ 6,939